FEDERATED GOVERNMENT INCOME SECURITIES, INC.
Class A Shares
Class B Shares
Class C Shares
Class F Shares
---------------------------------------------------------------------------
Supplement to Prospectus dated April 30, 2002.


 On the cover page of the Prospectus please replace the first paragraph with the following:

      " A mutual fund seeking current income by investing primarily in a diversified portfolio of U.S. government securities."

Under the section " WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?", please replace the section with the following:

   "All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:
|X|   Interest Rate Risk. Prices of fixed income securities generally fall when interest rates rise.
|X|   Credit Risk. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
|X|   Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lowest interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.
|X|   Liquidity Risk. The non-governmental mortgage backed securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.
   The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency."

Under the section "WHAT ARE THE FUND'S INVESTMENT STRATEGIES?" please replace the first paragraph with the following:

      "The Fund invests primarily in a portfolio of U.S. government securities. The Fund may also invest in investment grade mortgage backed securities issued by non-governmental issuers. A description of the various types of securities in which the Fund invests, and their risks, immediately follow this strategy section."

In the last paragraph, please replace the first sentence with the following:

      " Because the Fund refers to government income investments in its name, it will notify shareholders in advance of any change in its investment policies, that would enable the Fund to normally invest less than 80% of its assets in U.S. government investments.

Under the section "WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?", please delete the section titled "PRIVATE ISSUE CMOs" and add the following sentence to the section titled "COLLATERALIZED MORTGAGE OBLIGATIONS":

      "The degree of increased or decreased prepayment risk depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools."

After the section titled "COLLATERALIZED MORTGAGE OBLIGATIONS" please add the following:


      "Non-Governmental Mortgage Backed Securities
      Non-governmental mortgage backed securities (including non-governmental CMOs) are issued by private entities, rather than by U.S. government agencies. These securities involve credit risks and liquidity risks. The Fund may invest in non-governmental mortgage backed securities that are rated BBB or higher by a nationally recognized statistical rating agency."


After the section titled "AGENCY SECURITIES", please add the following:


      "Credit Enhancement
      Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement."



After the section titled " Asset Coverage", please add the following:


      "Investment Ratings for Investment Grade Securities
      The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized statistical rating organizations (NRSROs). For example, Standard & Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade."


Under the section titled "WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?", please add the following after "INTEREST RATE RISKS":


      "CREDIT RISKS
|X|   Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.
|X|   Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment."

After the section titled " Prepayment Risks" please add the following:


      "LIQUIDITY RISKS
|X|   Trading opportunities are more limited for CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.
|X|   Liquidity risk also refers to the possibility that the Fund may not be able to sell a security when it wants to. If this happens, the Fund will be required to continue to hold the security, and the Fund could incur losses."



                                                October 1, 2002


[Federated logo]
Federated Government Income Securities, Inc.
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA  15237-7000
1-800-341-7400
www.federatedinvestors.com

Federated Securities Corp., Distributor

Cusip 313912206
Cusip 313912305
Cusip 313912404
Cusip 313912107

27744 (10/02)





FEDERATED GOVERNMENT INCOME SECURITIES, INC.
Class A Shares
Class B Shares
Class C Shares
Class F Shares
---------------------------------------------------------------------------
Supplement to Statement of Additional Information dated April 30, 2002.


In the Statement of Additional Information, under the section titled `SECURITIES IN WHICH THE FUND INVESTS", please delete the following section:


      "Private Issue CMOs
      The Fund may also invest in CMOs which are rated AAA by a nationally recognized statistical rating agency and which are issued by private entities such as investment banking firms and companies related to the construction industry. Private issue CMOs are not considered to be U.S. government securities within the meaning of the Fund's investment policy requiring that at least 65% of its assets be invested in U.S. government securities. The AAA rating is the highest possible rating assigned to fixed income securities indicating low credit risk. The CMOs in which the Fund may invest may be: (i) privately issued securities which are collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government; (ii) privately issued securities which are collateralized by pools of mortgages in which payment of principal and interest are guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; and (iii) other privately issued securities in which the proceeds of the issuance are invested in mortgaged backed securities and payment of the principal and interest are supported by the credit of an agency or instrumentality of the U.S. government."

In the "INVESTMENT RISKS" section, please add the additional bullet points to the end of the "Credit Risks" section:
|X|   Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.
|X|   Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.



                                                October 1, 2002

[Federated logo]
Federated Government Income Securities, Inc.
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA  15237-7000
1-800-341-7400
www.federatedinvestors.com

Federated Securities Corp., Distributor

Cusip 313912206
Cusip 313912305
Cusip 313912404
Cusip 313912107

27836

(10/02)